Other Noncurrent Assets	12 Months Ended
Feb. 28, 2013
Other Noncurrent Assets
Other Noncurrent Assets

7.              Other Noncurrent Assets

The Company’s other noncurrent assets consist of the following:

	February 28,	February 29,
(In thousands)	2013	2012

Deferred financing fees (less current portion of $3,658 and$4,882, respectively)	$14,523	$10,409
Capitalized software (net of accumulated amortization of $1,080 and $160, respectively)	9,211	11,719
Cash value of life insurance (net of loans of $0 and $3,000, respectively)	4,338	1,006
Deferred stripping costs	3,868	2,994
Other	2,512	3,232
Total other assets	$34,452	$29,360

As part of our debt refinancing transactions on March 15, 2012, we incurred and capitalized $15.0 million of deferred financing fees.  The Company recognized a loss on debt retirement of approximately $6.4 million related to the write-off of unamortized debt issuance costs.  The write-off of the debt issuance costs were recorded as interest expense.

During the fiscal year 2013, the Company recorded a $1.3 million reduction to capitalized software related to our new ERP system and a $0.2 million loss on the disposal of capitalized software.